UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Short-Term Municipal Bond Fund

Contents

4 Performance Summary
8 Portfolio Summary
9 Investment Portfolio
22 Statement of Assets and Liabilities
24 Statement of Operations
25 Statement of Changes in Net Assets
26 Financial Highlights
31 Notes to Financial Statements
39 Information About Your Fund's Expenses
41 Summary of Management Fee Evaluation by Independent Fee Consultant
45 Account Management Resources
47 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)
Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	1.42%	2.76%	2.86%	2.44%	2.66%
Class B	1.04%	1.99%	2.08%	1.68%	1.89%
Class C	1.04%	1.99%	2.12%	1.68%	1.89%
Barclays 1-Year G.O. Bond Index+	0.55%	1.26%	1.59%	2.86%	2.58%
Adjusted for the Maximum Sales Charge
Class A (max 2.00% load)	-0.61%	0.70%	2.17%	2.03%	2.46%
Class B (max 4.00% CDSC)	-2.96%	-1.01%	1.44%	1.49%	1.89%
Class C (max 1.00% CDSC)	0.04%	1.99%	2.12%	1.68%	1.89%
Barclays 1-Year G.O. Bond Index+	0.55%	1.26%	1.59%	2.86%	2.58%
No Sales Charges
Class S	1.50%	2.91%	3.02%	2.65%	2.82%
Institutional Class	1.55%	3.02%	3.11%	2.68%	2.92%
Barclays 1-Year G.O. Bond Index+	0.55%	1.26%	1.59%	2.86%	2.58%

‡ Total returns shown for periods less than one year are not annualized.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	2.90%	2.87%	2.41%	2.70%
Class B	2.13%	2.13%	1.63%	1.93%
Class C	2.13%	2.13%	1.63%	1.93%
Barclays 1-Year G.O. Bond Index+	1.38%	1.68%	2.89%	2.65%
Adjusted for the Maximum Sales Charge
Class A (max 2.00% load)	0.84%	2.18%	2.00%	2.50%
Class B (max 4.00% CDSC)	-0.87%	1.48%	1.44%	1.93%
Class C (max 1.00% CDSC)	2.13%	2.13%	1.63%	1.93%
Barclays 1-Year G.O. Bond Index+	1.38%	1.68%	2.89%	2.65%
No Sales Charges
Class S	3.05%	3.08%	2.60%	2.86%
Institutional Class	3.16%	3.15%	2.66%	2.97%
Barclays 1-Year G.O. Bond Index+	1.38%	1.68%	2.89%	2.65%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 0.86%, 1.67%, 1.63%, 0.72% and 0.59% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C for the period prior to their inception on February 28, 2003 and for Class S shares for the period prior to its inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of DWS Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$10.31	$10.31	$10.31	$10.30	$10.31
10/31/11	$10.24	$10.24	$10.24	$10.23	$10.24
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.08	$.04	$.04	$.08	$.09
April Income Dividend	$.0123	$.0059	$.0059	$.0135	$.0144
SEC 30-day Yield as of 4/30/12++	.32%	.00%	.00%	.48%	.58%
Tax Equivalent Yield as of 4/30/12++	.49%	.00%	.00%	.74%	.89%
Current Annualized Distribution Rate as of 4/30/12++	1.43%	.69%	.69%	1.57%	1.68%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.21%, 0.35% and 0.49% for Class A, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.32%, 0.14%, 0.16%, 1.44% and 1.59%, for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — Municipal National Short Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	88	of	148	59
3-Year	68	of	128	53
5-Year	89	of	110	80
Class B 1-Year	103	of	148	69
3-Year	92	of	128	71
5-Year	102	of	110	92
Class C 1-Year	102	of	148	69
3-Year	89	of	128	69
5-Year	103	of	110	93
Class S 1-Year	82	of	148	55
3-Year	65	of	128	50
5-Year	77	of	110	70
Institutional Class 1-Year	78	of	148	52
3-Year	64	of	128	50
5-Year	74	of	110	67
10-Year	33	of	74	44

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)
Investment Portfolio as of April 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.3%
Alabama 1.3%
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded 8/1/2012 @ 100, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,092,880
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,980,000	2,060,685
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,269,500
Series D, 5.5%, 1/1/2019	5,000,000	5,917,250
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,018,980
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	5,000	5,025
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,651,435
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	180,000	184,675
		13,046,865
Arkansas 0.3%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,522,094
California 8.0%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.24%**, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	7,890,000	7,890,000
California, State Department of Water Resources Center, Valley Project Water Systems, Series AL, 5.0%, 12/1/2013 (a)	1,065,000	1,124,246
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,310,928
Series G-4, 5.0%, 5/1/2016	2,500,000	2,914,875
California, State General Obligation:
5.0%, 2/1/2014	3,215,000	3,467,603
5.0%, 4/1/2021	6,000,000	7,219,080
5.25%, 4/1/2022	1,615,000	1,881,055
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,159,150
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,117,520
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,678,675
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, LIQ: Fannie Mae	75,000	75,915
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, ETM, 4.25%, 7/1/2012	110,000	110,761
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	105,000	105,570
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,019
Orange County, CA, Water District, Certificates of Participation, Series A, 0.23%**, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	5,000	5,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,397,140
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,790,981
Series C, 5.0%, 5/1/2020	2,000,000	2,427,180
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,483,860
		48,664,558
Colorado 0.8%
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032, INS: NATL	35,000	35,004
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,218,620
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	3,335,000	3,528,263
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	80,000	81,107
		4,862,994
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	745,000	781,706
District of Columbia 0.5%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	2,939,351
Florida 8.1%
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012, INS: NATL	6,000,000	6,024,120
Florida, Cityplace Community Development District Special Assessment Revenue:
5.0%, 5/1/2013	260,000	269,506
5.0%, 5/1/2014	300,000	320,205
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,260,000	1,361,367
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,331,100
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,712,851
Florida, State Board of Public Education, Capital Outlay, Series 2008-C, 4.0%, 6/1/2012	3,985,000	3,998,190
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,519,185
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC & NATL	2,135,000	2,264,466
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,374,304
Lee County, FL, Airport Revenue:
Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,527,765
Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,430,450
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series B, 2.0%, 7/1/2012, INS: AGC	1,000,000	1,002,470
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC & NATL	4,000,000	4,116,200
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.26%**, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,821,925
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,635,100
		49,459,204
Georgia 3.5%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,143,020
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	614,170
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,285,940
Series A, 5.0%, 2/15/2019	1,500,000	1,716,720
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.25%**, 8/1/2040, SPA: Royal Bank of Canada	3,995,000	3,995,000
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	130,000	134,273
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020	1,000,000	1,209,250
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,896,332
Georgia, State General Obligation, Series A, 4.0%, 7/1/2013	7,420,000	7,748,706
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	782,137
		21,525,548
Hawaii 1.9%
Hawaii, State Airport Systems Revenue:
AMT, 4.0%, 7/1/2013	1,355,000	1,411,219
Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,864,930
Hawaii, State General Obligation:
Series DK, 5.0%, 5/1/2012	4,000,000	4,000,560
Series EC, 5.0%, 12/1/2013	1,820,000	1,955,845
Hawaii, State Highway Revenue, Series A, 2.0%, 1/1/2013	390,000	394,680
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	735,000	736,727
Honolulu City & County, HI, General Obligation, Series B, 5.5%, 7/1/2013, INS: AGMC	1,000,000	1,061,330
		11,425,291
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	60,000	60,909
Class III, AMT, 5.1%, 7/1/2023	135,000	136,101
Class III, AMT, 5.15%, 7/1/2023	335,000	340,866
Class III, AMT, 5.4%, 7/1/2021	70,000	70,584
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,017
Series H-2, AMT, 5.85%, 1/1/2014	20,000	20,070
Class III, AMT, 5.95%, 7/1/2019	330,000	338,181
Series E, AMT, 5.95%, 7/1/2020	30,000	30,113
		1,001,841
Illinois 3.8%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,879,886
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,953,465
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,159,610
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,980,000
Illinois, Railsplitter Tobacco Settlement Authority, 4.0%, 6/1/2013	2,250,000	2,325,330
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,275,060
Lake County, IL, Forest Preserve District, Series A, 0.797%*, 12/15/2020	5,000,000	4,801,100
		23,374,451
Indiana 2.1%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,192,980
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,255,836
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,987,750
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,046,450
Indiana, State Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,271,800
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012, INS: AGMC	45,000	45,413
		12,800,229
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.25%**, 9/1/2022, SPA: JPMorgan Chase Bank NA	2,000,000	2,000,000
Series C-3, 0.25%**, 9/1/2023, SPA: JPMorgan Chase Bank NA	3,000,000	3,000,000
		5,000,000
Kentucky 0.1%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	730,000	740,154
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,521,045
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	507,010
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,767,553
		3,795,608
Maine 0.6%
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	310,000	310,338
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028 (a)	3,075,000	3,284,715
		3,595,053
Maryland 1.8%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,000,000	1,028,740
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	6,114,750
Montgomery County, MD, Anticipation Notes:
0.23%**, 6/1/2026, SPA: Wells Fargo Bank NA	2,900,000	2,900,000
Series A, 0.25%**, 6/1/2026, SPA: Wells Fargo Bank NA	745,000	745,000
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	35,000	35,143
Series A, AMT, 5.6%, 12/1/2034	50,000	51,047
Series A, AMT, 7.0%, 8/1/2033	50,000	51,866
		10,926,546
Massachusetts 3.3%
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon School, 0.25%**, 10/1/2042, LOC: JPMorgan Chase Bank NA	4,700,000	4,700,000
Massachusetts, State General Obligation, Series A, 0.24%**, 3/1/2026, SPA: Wells Fargo Bank NA	4,860,000	4,860,000
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,001,060
Massachusetts, State Water Resources Authority:
Series A-3, 0.21%**, 8/1/2037, SPA: Wells Fargo Bank NA	1,800,000	1,800,000
Series C-1, 0.32%**, 11/1/2026, SPA: Bank of America NA	6,730,000	6,730,000
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,123,447
		20,214,507
Michigan 2.5%
Detroit, MI, City School District, School Buliding & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,114,940
Detroit, MI, Sewer Disposal Revenue, Series D, 0.914%*, 7/1/2032, INS: AGMC	4,090,000	2,925,904
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012, INS: FGIC	30,000	30,275
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	213,291
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,532,650
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,258,152
		15,075,212
Minnesota 0.4%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	285,000	289,782
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	775,000	778,085
Minnesota, Tobacco Securitization Authority, State Tobacco Settlement Revenue, Series B, 5.0%, 3/1/2019	1,000,000	1,154,130
		2,221,997
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,360,248
Missouri 0.5%
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,205,000	1,281,542
Series C, AMT, 5.6%, 9/1/2035	970,000	1,019,111
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	545,000	592,164
		2,892,817
Nevada 2.3%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	1,944,128
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	4,968,746
Las Vegas Valley, NV, Water District Improvement, Series A, Prerefunded 12/01/2012 @ 100, 5.25%, 6/1/2017, INS: FGIC & NATL	4,585,000	4,720,899
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	25,000	25,052
Nevada, Colorado River Commission — Hoover Uprating, Series E, 4.0%, 10/1/2013 (a)	2,000,000	2,082,360
		13,741,185
New Jersey 3.4%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	421,277	423,712
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, 5.0%**, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,479,150
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,620,240
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series D, 0.23%**, 6/15/2032, LOC: Wells Fargo Bank NA	9,850,000	9,850,000
Series B, 4.0%, 6/15/2013	1,000,000	1,039,950
Series B, 5.0%, 6/15/2020	2,000,000	2,400,860
		20,813,912
New Mexico 1.5%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,544,050
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	57,400	57,787
New Mexico, Mortgage Finance Authority, Single Family Mortgage, Class I, Series D, 5.35%, 9/1/2040	935,000	1,009,884
University of New Mexico, Systems Improvement Revenues, 0.26%**, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,560,000	5,560,000
		9,171,721
New York 9.4%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, 3.0%, 11/1/2014	2,000,000	2,126,420
New York, State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A-1, 0.29%**, 7/1/2027, LOC: Bank of America NA	10,000,000	10,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2012	1,000,000	1,007,630
New York, State Local Government Assistance Corp.:
Series 8V, 0.27%**, 4/1/2019, SPA: JPMorgan Chase Bank NA	6,000,000	6,000,000
Series 4V, 0.32%**, 4/1/2022, SPA: Bank of America NA	9,000,000	9,000,000
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,897,562
New York City, NY, Municipal Water Finance Authority:
"A", Series 20090047, 144A, 0.25%**, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
Series F-2, 0.26%**, 6/15/2033, SPA: JPMorgan Chase Bank NA	5,000,000	5,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-1, 0.23%**, 6/15/2024, SPA: JPMorgan Chase Bank NA	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,251,395
New York City, NY, Transitional Finance Authority, Future Tax-Secured, Series C-5, 0.28%**, 8/1/2031, SPA: Bank of America NA	6,400,000	6,400,000
New York, NY, General Obligation:
Series L-4, 0.24%**, 4/1/2038, LOC: US Bank NA	3,000,000	3,000,000
Series I-3, 0.25%**, 4/1/2036, LOC: Bank of America NA	1,600,000	1,600,000
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	613,630
		57,296,637
North Carolina 2.3%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,633,100
North Carolina, East Carolina University Revenue, Series A, 4.0%, 10/1/2012	610,000	619,491
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,756,200
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	1,015,000	1,057,285
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,580,025
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,269,080
		13,915,181
Ohio 6.1%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.24%**, 6/1/2034, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,195,248
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,433,184
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,259,750
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,960,600
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,143,400
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	920,000	982,560
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	125,526
Prerefunded 6/1/2012 @ 100, 5.375%, 12/1/2016	1,925,000	1,933,643
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,021,160
		37,055,071
Oklahoma 0.3%
Oklahoma, State Turnpike Authority, Series E, 0.24%**, 1/1/2028, SPA: JPMorgan Chase Bank NA	2,050,000	2,050,000
Oregon 0.8%
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	625,088
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,885,000	4,172,956
		4,798,044
Pennsylvania 2.8%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	565,000	566,876
Pennsylvania, State General Obligation, 5.0%, 7/1/2013	7,500,000	7,920,750
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018, INS: AMBAC	4,650,000	4,731,003
Pennsylvania, State Industrial Development Authority, Economic Devlopment, 4.0%, 7/1/2014 (a)	670,000	712,726
Philadelphia, PA, Airport Revenue, Series C, AMT, 4.0%, 6/15/2012	2,780,000	2,792,149
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	75,000	75,581
Series C, 4.7%, 7/1/2013	70,000	70,542
Series E, 4.7%, 7/1/2013	80,000	80,620
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	275,000	278,198
		17,228,445
Puerto Rico 1.0%
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.25%, 7/1/2012, INS: FGIC	3,790,000	3,818,956
Series A, 5.5%, 7/1/2012, INS: FGIC	2,000,000	2,016,120
		5,835,076
South Carolina 0.7%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	547,490
South Carolina, State Public Service Authority Revenue, Series D, Prerefunded 1/1/2013 @ 100, 5.25%, 1/1/2014, INS: AGMC	3,500,000	3,618,185
		4,165,675
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	285,000	287,702
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,380,919
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,079,240
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,180,000	1,205,323
		4,665,482
Texas 13.4%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,213,770
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,734,343
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,795,570
5.0%, 10/1/2021	2,000,000	2,496,120
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,732,515
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,950,716
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,290,770
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,159,420
Series A, 5.0%, 7/1/2016	625,000	719,506
Katy, TX, Independent School District Building, 0.36%**, 8/15/2033, SPA: Bank of America NA	1,530,000	1,530,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,514,680
North Texas, Tollway Authority Revenue, First Tier, Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,071,680
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,159,520
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.22%**, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,876,368
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2016	4,000,000	4,669,120
Series D, 5.0%, 11/1/2022	1,485,000	1,742,945
Series D, 5.0%, 11/1/2023	2,890,000	3,365,029
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,053,315
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	650,288
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	15,000	15,176
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.017%*, 9/15/2017	5,325,000	5,182,716
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,058,420
Texas, State Public Finance Authority Revenue, Unemployment Compensation:
Series A, 5.0%, 7/1/2012	5,000,000	5,040,950
Series A, 5.0%, 1/1/2013	825,000	851,565
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,785,270
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,117,440
5.0%, 8/1/2014	4,805,000	5,295,927
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	848,544
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,823,200
5.0%, 12/15/2017	1,270,000	1,501,521
		81,246,404
Utah 1.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	175,000	185,437
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,227,800
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class II, AMT, 5.4%, 7/1/2016	25,000	25,046
Series C, Class III, AMT, 6.25%, 7/1/2014	15,000	15,320
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	425,000	426,088
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	760,000	778,240
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	260,000	260,127
Utah, State General Obligation, Series A, 4.0%, 7/1/2013	3,000,000	3,133,980
		10,052,038
Vermont 0.0%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	140,000	141,421
Virginia 2.7%
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,564,750
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.28%**, 11/1/2036, SPA: Wells Fargo Bank NA	7,530,000	7,530,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	284,038
Series B, 5.0%, 11/1/2016	1,060,000	1,258,315
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,617,648
		16,254,751
Washington 5.6%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,685,605
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,944,470
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,369,250
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,871,440
Port Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,027,110
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.75%, 7/1/2018, INS: NATL	3,500,000	3,530,765
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	1,740,000	1,836,344
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,714,655
Washington, State General Obligation:
Series 3087, 144A, 0.25%**, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	8,257,267
		34,236,906
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	497,537
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	750,000	775,320
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,234,520
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,132,760
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,156,500
		6,796,637
Total Municipal Bonds and Notes (Cost $594,867,090)		610,132,127

	Shares	Value ($)

Open-End Investment Company 0.1%
BlackRock MuniFund, 0.19%*** (Cost $592,013)	592,013	592,013

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $595,459,103)+	100.4	610,724,140
Other Assets and Liabilities, Net	(0.4)	(2,402,843)
Net Assets	100.0	608,321,297

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2012.

*** Current yield; not a coupon rate.

+ The cost for federal income tax purposes was $595,459,103. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $15,265,037. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,832,988 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,567,951.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (b)	$—	$610,132,127	$—	$610,132,127
Open-End Investment Companies	592,013	—	—	592,013
Total	$592,013	$610,132,127	$—	$610,724,140

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)
Assets
Investments in securities, at value (cost $595,459,103)	$610,724,140
Cash	400
Receivable for investments sold	135,000
Receivable for Fund shares sold	2,095,573
Interest receivable	6,070,954
Due from Advisor	6,966
Other assets	63,637
Total assets	619,096,670
Liabilities
Payable for investments purchased — when-issued securities	7,193,237
Payable for Fund shares redeemed	2,933,318
Distributions payable	146,103
Accrued management fee	172,119
Accrued Trustees' fee	3,993
Other accrued expenses and payables	326,603
Total liabilities	10,775,373
Net assets, at value	$608,321,297
Net Assets Consist of
Accumulated distributions in excess of net investment income	(99,880)
Net unrealized appreciation (depreciation) on investments	15,265,037
Accumulated net realized gain (loss)	(15,615,275)
Paid-in capital	608,771,415
Net assets, at value	$608,321,297

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($333,122,753 ÷ 32,299,913 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.31
Maximum offering price per share (100 ÷ 98.00 of $10.31)	$10.52
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($614,956 ÷ 59,642 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.31
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($48,644,389 ÷ 4,718,225 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.31
Class S Net Asset Value, offering and redemption price per share ($155,985,879 ÷ 15,142,428 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.30
Institutional Class Net Asset Value, offering and redemption price per share ($69,953,320 ÷ 6,782,645 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.31

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Interest	$6,687,090
Expenses: Management fee	1,199,063
Administration fee	301,758
Services to shareholders	278,109
Distribution and service fees	663,421
Custodian fee	9,268
Professional fees	46,577
Reports to shareholders	28,497
Registration fees	51,520
Trustees' fees and expenses	11,718
Other	32,898
Total expenses before expense reductions	2,622,829
Expense reductions	(360,144)
Total expenses after expense reductions	2,262,685
Net investment income	4,424,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(109,911)
Change in net unrealized appreciation (depreciation) on investments	4,411,658
Net gain (loss)	4,301,747
Net increase (decrease) in net assets resulting from operations	$8,726,152

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$4,424,405	$11,063,430
Net realized gain (loss)	(109,911)	554,535
Change in net unrealized appreciation (depreciation)	4,411,658	(3,810,780)
Net increase (decrease) in net assets resulting from operations	8,726,152	7,807,185
Distributions to shareholders from: Net investment income: Class A	(2,432,083)	(6,261,835)
Class B	(2,322)	(7,824)
Class C	(181,807)	(534,795)
Class S	(1,320,090)	(3,173,022)
Institutional Class	(488,103)	(1,085,954)
Total distributions	(4,424,405)	(11,063,430)
Fund share transactions: Proceeds from shares sold	119,872,289	200,598,659
Reinvestment of distributions	3,112,612	7,705,333
Payments for shares redeemed	(119,469,398)	(347,561,699)
Net increase (decrease) in net assets from Fund share transactions	3,515,503	(139,257,707)
Increase (decrease) in net assets	7,817,250	(142,513,952)
Net assets at beginning of period	600,504,047	743,017,999
Net assets at end of period (including accumulated distributions in excess of net investment income of $99,880 and $99,880, respectively)	$608,321,297	$600,504,047

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.24		$10.27		$10.14		$9.77		$10.25		$10.30
Income (loss) from investment operations: Net investment incomea	.08		.17		.17		.28		.33		.33
Net realized and unrealized gain (loss)	.07		(.03)		.13		.37		(.48)		(.04)
Total from investment operations	.15		.14		.30		.65		(.15)		.29
Less distributions from: Net investment income	(.08)		(.17)		(.17)		(.28)		(.33)		(.34)
Net asset value, end of period	$10.31		$10.24		$10.27		$10.14		$9.77		$10.25
Total Return (%)b	1.42	c**	1.42	c	3.03	c	6.72	c	(1.53	)c	2.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	333		336		424		273		108		63
Ratio of expenses before expense reductions (%)	.87	*	.86		.85		.87		.88		.88
Ratio of expenses after expense reductions (%)	.75	*	.75		.82		.84		.85		.88
Ratio of net investment income (%)	1.47	*	1.71		1.70		2.71		3.23		3.25
Portfolio turnover rate (%)	21	**	26		24		30		33		39
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.24		$10.27	$10.14	$9.77	$10.25	$10.30
Income (loss) from investment operations: Net investment incomea	.04		.10	.10	.20	.25	.26
Net realized and unrealized gain (loss)	.07		(.03)	.13	.37	(.48)	(.05)
Total from investment operations	.11		.07	.23	.57	(.23)	.21
Less distributions from: Net investment income	(.04)		(.10)	(.10)	(.20)	(.25)	(.26)
Net asset value, end of period	$10.31		$10.24	$10.27	$10.14	$9.77	$10.25
Total Return (%)b,c	1.04	**	.66	2.26	5.88	(2.29)	2.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	1	3	3
Ratio of expenses before expense reductions (%)	1.67	*	1.67	1.67	1.76	1.69	1.69
Ratio of expenses after expense reductions (%)	1.50	*	1.50	1.58	1.59	1.60	1.60
Ratio of net investment income (%)	.72	*	.96	.94	1.96	2.48	2.53
Portfolio turnover rate (%)	21	**	26	24	30	33	39
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.24		$10.27		$10.13		$9.76		$10.25		$10.29
Income (loss) from investment operations: Net investment incomea	.04		.10		.10		.20		.25		.25
Net realized and unrealized gain (loss)	.07		(.03)		.14		.37		(.49)		(.04)
Total from investment operations	.11		.07		.24		.57		(.24)		.21
Less distributions from: Net investment income	(.04)		(.10)		(.10)		(.20)		(.25)		(.25)
Net asset value, end of period	$10.31		$10.24		$10.27		$10.13		$9.76		$10.25
Total Return (%)b	1.04	c**	.66	c	2.35	c	5.90	c	(2.40	)c	2.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		52		64		49		25		29
Ratio of expenses before expense reductions (%)	1.63	*	1.63		1.64		1.66		1.66		1.65
Ratio of expenses after expense reductions (%)	1.50	*	1.50		1.57		1.59		1.60		1.65
Ratio of net investment income (%)	.72	*	.96		.95		1.96		2.48		2.47
Portfolio turnover rate (%)	21	**	26		24		30		33		39
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.23		$10.26	$10.13	$9.76	$10.24	$10.29
Income (loss) from investment operations: Net investment incomea	.08		.19	.19	.30	.35	.36
Net realized and unrealized gain (loss)	.07		(.03)	.13	.37	(.48)	(.05)
Total from investment operations	.15		.16	.32	.67	(.13)	.31
Less distributions from: Net investment income	(.08)		(.19)	(.19)	(.30)	(.35)	(.36)
Net asset value, end of period	$10.30		$10.23	$10.26	$10.13	$9.76	$10.24
Total Return (%)b	1.50	**	1.57	3.17	6.96	(1.32)	3.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	156		161	182	165	141	260
Ratio of expenses before expense reductions (%)	.73	*	.72	.77	.74	.89	.80
Ratio of expenses after expense reductions (%)	.60	*	.60	.67	.57	.60	.60
Ratio of net investment income (%)	1.62	*	1.86	1.85	2.98	3.48	3.53
Portfolio turnover rate (%)	21	**	26	24	30	33	39
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.24		$10.27		$10.14		$9.77		$10.25		$10.30
Income (loss) from investment operations: Net investment incomea	.09		.20		.20		.30		.35		.36
Net realized and unrealized gain (loss)	.07		(.03)		.13		.37		(.48)		(.04)
Total from investment operations	.16		.17		.33		.67		(.13)		.32
Less distributions from: Net investment income	(.09)		(.20)		(.20)		(.30)		(.35)		(.37)
Net asset value, end of period	$10.31		$10.24		$10.27		$10.14		$9.77		$10.25
Total Return (%)	1.55	b**	1.67	b	3.28	b	6.94	b	(1.31	)b	3.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70		51		72		66		75		94
Ratio of expenses before expense reductions (%)	.59	*	.59		.59		.60		.60		.58
Ratio of expenses after expense reductions (%)	.50	*	.50		.57		.58		.60		.58
Ratio of net investment income (%)	1.72	*	1.96		1.95		2.97		3.48		3.54
Portfolio turnover rate (%)	21	**	26		24		30		33		39
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $15,505,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2012 ($1,898,000), October 31, 2013 ($711,000), October 31, 2015 ($631,000), October 31, 2016 ($5,651,000), October 31, 2017 ($5,603,000) and October 31, 2018 ($1,011,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $149,158,094 and $128,174,330, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

For the period from November 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class follows:
Class A	.75%
Class B	1.50%
Class C	1.50%
Class S	.60%
Institutional Class	.50%

Accordingly, for the six months ended April 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $186,716, and the amount charged aggregated $1,012,347, which was equivalent to an annualized effective rate of 0.34% of the Fund's average daily managed assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $301,758, of which $49,513 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$9,156	$9,156
Class B	167	167
Class C	3,031	3,031
Class S	34,895	34,895
Institutional Class	1,407	1,407
	$48,656	$48,656

In addition, for the six months ended April 30, 2012, the Advisor reimbursed the Fund $17,956 and $7,784 of non-affiliated sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$2,438	$433
Class C	190,582	31,079
	$193,020	$31,512

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$406,248	$84,084	$82,295	.19%
Class B	812	176	220	.20%
Class C	63,341	14,772	15,395	.19%
	$470,401	$99,032	$97,910

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012, aggregated $7,590.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares was $2,970 and $2,459, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $8,218 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,067, of which $8,112 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,667,658	$48,068,211	9,790,897	$99,986,622
Class B	3	33	15,239	155,363
Class C	492,280	5,067,104	981,439	10,029,902
Class S	3,040,493	31,256,695	7,372,117	75,158,018
Institutional Class	3,444,492	35,480,246	1,493,964	15,268,754
		$119,872,289		$200,598,659
Shares issued to shareholders in reinvestment of distributions
Class A	193,667	$1,994,620	489,527	$4,996,616
Class B	216	2,226	652	6,643
Class C	12,664	130,344	36,421	371,568
Class S	66,326	682,232	166,429	1,696,653
Institutional Class	29,434	303,190	62,116	633,853
		$3,112,612		$7,705,333
Shares redeemed
Class A	(5,327,217)	$(54,844,727)	(18,766,149)	$(191,372,882)
Class B	(14,322)	(146,920)	(34,854)	(356,068)
Class C	(868,458)	(8,939,261)	(2,169,301)	(22,094,684)
Class S	(3,708,298)	(38,161,485)	(9,544,123)	(97,223,288)
Institutional Class	(1,685,846)	(17,377,005)	(3,578,322)	(36,514,777)
		$(119,469,398)		$(347,561,699)
Net increase (decrease)
Class A	(465,892)	$(4,781,896)	(8,485,725)	$(86,389,644)
Class B	(14,103)	(144,661)	(18,963)	(194,062)
Class C	(363,514)	(3,741,813)	(1,151,441)	(11,693,214)
Class S	(601,479)	(6,222,558)	(2,005,577)	(20,368,617)
Institutional Class	1,788,080	18,406,431	(2,022,242)	(20,612,170)
		$3,515,503		$(139,257,707)

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,014.20	$1,010.40	$1,010.40	$1,015.00	$1,015.50
Expenses Paid per $1,000*	$3.76	$7.50	$7.50	$3.01	$2.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,021.13	$1,017.40	$1,017.40	$1,021.88	$1,022.38
Expenses Paid per $1,000*	$3.77	$7.52	$7.52	$3.02	$2.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.75%	1.50%	1.50%	.60%	.50%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	SRMSX	MGSMX
CUSIP Number	23337W 840	23337W 832	23337W 824	23337W 816	23337W 790
Fund Number	436	636	736	2336	536

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSTMBF-3
(R-027575-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012